Warrants for Stock - Fair Value Assumptions for Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Minimum
Risk free interest rates	1.19%	1.25%
Estimated volatility	918.70%	422.90%
Maximum
Risk free interest rates	2.13%	1.72%
Estimated volatility	972.10%	667.50%